UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08034
                                   ---------

                     FRANKLIN REAL ESTATE SECURITIES TRUST
                     -------------------------------------
              (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                -----------------------------------------------
              (Address of principal executive offices) (Zip code)

         CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         -------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000
                                                    ------------

Date of fiscal year end: 4/30
                         ----

Date of reporting period: 10/31/07
                          --------

      ITEM 1. REPORTS TO STOCKHOLDERS.


                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------
                                                      OCTOBER 31, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   SEMIANNUAL REPORT AND SHAREHOLDER LETTER                 SECTOR
--------------------------------------------------------------------------------

                                                       WANT TO RECEIVE
                                                       THIS DOCUMENT
                                                       FASTER VIA EMAIL?
           FRANKLIN REAL ESTATE
              SECURITIES FUND                          Eligible shareholders can
                                                       sign up for eDelivery at
                                                       franklintempleton.com.
                                                       See inside for details.

--------------------------------------------------------------------------------

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series

                              Franklin Templeton Investments

                              GAIN FROM OUR PERSPECTIVE(R)

                              Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups-- Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE         Each of our portfolio management groups operates
                              autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                              FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                              TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                              MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION          Because our management groups work independently
                              and adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST     At Franklin Templeton Investments, we seek to
                              consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]


Not part of the semiannual report

Contents

SHAREHOLDER LETTER ........................................................    1

SEMIANNUAL REPORT

Franklin Real Estate Securities Fund ......................................    3

Performance Summary .......................................................    7

Your Fund's Expenses ......................................................   10

Financial Highlights and Statement of Investments .........................   12

Financial Statements ......................................................   18

Notes to Financial Statements .............................................   22

Shareholder Information ...................................................   30

--------------------------------------------------------------------------------

Semiannual Report

Franklin Real Estate Securities Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Real Estate Securities Fund seeks to maximize total return by investing at least 80% of its net assets in equity securities of companies in the real estate industry, including real estate investment trusts (REITs) and companies that derive at least half of their assets or revenues from the ownership, construction, management or sale of residential, commercial or industrial real estate. 1

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

This semiannual report for Franklin Real Estate Securities Fund covers the period ended October 31, 2007.

PERFORMANCE OVERVIEW

Franklin Real Estate Securities Fund - Class A posted a cumulative total return of -17.03% for the six months under review. On June 29, 2007, Dow Jones & Company converted the Dow Jones Wilshire Real Estate Securities Index (RESI) from a full capitalization index to a float-adjusted index to better reflect the investible universe of publicly traded real estate securities. Historical performance for the benchmark has been adjusted to reflect this change. The Fund underperformed its narrow benchmark, the Dow Jones Wilshire RESI, which returned -6.99%, and its broad benchmark, the Standard & Poor's 500 Index (S&P 500), which returned +5.49% for the same period. 2 You can find the Fund's long-term performance data in the Performance Summary beginning on page 7.

1. REITs are real estate investment trust companies, usually with publicly traded stock, that manage a portfolio of income-producing real estate properties such as apartments, hotels, industrial properties, office buildings or shopping centers. The Fund predominantly invests in "equity" REITs, which also take ownership positions in real estate. Shareholders of equity REITs generally receive income from rents received and receive capital gains when properties are sold at a profit. REITs are generally operated by experienced property management teams and typically concentrate on a specific geographic region or property type.

2. Source: Standard & Poor's Micropal. The unmanaged Dow Jones Wilshire RESI is a broad measure of the performance of publicly traded real estate securities, such as real estate investment trusts and real estate operating companies. The index is float adjusted, capitalization weighted and rebalanced monthly, and returns are calculated on a buy-and-hold basis. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 16.


                                                           Semiannual Report | 3

ECONOMIC AND MARKET OVERVIEW

During the six-month period ended October 31, 2007, the U.S. economy grew solidly. Growth was supported by relatively low core inflation, consumer spending, some improving economic data and corporate earnings reports. Counterbalancing these positive factors were mixed inflation signals, diminished liquidity in the financial markets and concerns about a national housing market decline and its potential spillover effects.

The unemployment rate increased from 4.5% at the beginning of the period to 4.7% in October 2007. 3 Although consumer confidence in July neared a six-year high, it declined through period-end and the pace of consumer spending slowed as worries about the housing slump and high gasoline prices made individuals more cautious. Oil prices established a new record high in October, crossing $94 per barrel in response to perceived tight supply and high demand for oil, refinery maintenance issues, and ongoing geopolitical tensions in the Middle East and Africa. For the 12 months ended October 31, 2007, the core Consumer Price Index
(CPI), which excludes food and energy costs, rose 2.2%, which was also its 10-year average rate. 3

Liquidity and financing became difficult to obtain in some corporate credit markets. In response, the Federal Reserve Board (Fed) lowered the federal funds target rate 75 basis points to 4.50% from 5.25% during the period. The 10-year Treasury note yield fell from 4.63% at the beginning of the period to 4.48% on October 31, 2007.

In mid-July, equity markets set new records amid generally strong first quarter corporate earnings reports. However, volatility picked up in the second half of July and in August due to investor concerns about the housing market, lending environment and mixed second quarter earnings reports. Major stock indexes recovered from early September losses in the wake of Fed actions mid-month. The blue chip stocks of the Dow Jones Industrial Average posted a six-month total return of +7.79%, the broader S&P 500 returned +5.49%, and the technology-heavy NASDAQ Composite Index returned +13.62%. 4 The energy, information technology and materials sectors performed particularly well.

3. Source: Bureau of Labor Statistics.

4. Source: Standard & Poor's Micropal. The Dow Jones Industrial Average is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders. See footnote 2 for a description of the S&P
500. The NASDAQ Composite Index measures all NASDAQ domestic and international based common type stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes more than 3,000 companies.


4 | Semiannual Report

INVESTMENT STRATEGY

We use a fundamental, value-oriented, long-term approach, focusing primarily on the market price of a company's securities relative to our evaluation of the company's long-term earnings, asset value and cash flow growth potential. In addition, we analyze supply and demand trends and outlooks for various property types and regional markets while evaluating company management and a security's underlying properties.

MANAGER'S DISCUSSION

During the six months under review, holdings that contributed to Fund performance included ProLogis, Digital Realty Trust and Ventas. ProLogis, the world's largest REIT, specializes in the acquisition, development and ownership of distribution facilities. The company owns about 2,700 properties in Asia, Europe and North America. ProLogis enjoyed strong growth in its merchant development business as well as the investment funds that it manages for institutional investors. Digital Realty Trust, leading owner and manager of corporate data centers and Internet gateway facilities in the U.S. and Europe, performed well during the reporting period on strong demand for its properties. Ventas, a leading health care REIT that owns and operates nursing and personal care facilities and hospitals throughout the U.S. and Canada, benefited from higher rents and resident fees.

The Fund also had detractors from performance during the six-month period, mostly in the homebuilding industry, which suffered in the weak housing market environment. For example, Standard Pacific, Lennar and M.D.C. Holdings declined in value. In particular, Standard Pacific and Lennar were major detractors from performance due to their high exposure to the weakening California and Florida real estate markets. In addition, Standard Pacific's debt profile came under scrutiny during the review period as rumors of the company's potential liquidity troubles emerged. M.D.C. Holdings, which builds residences nationwide in addition to offering mortgage loans, title services and insurance, was also a disappointment. M.D.C. was forced to curtail construction and earnings fell as it faced a softer housing market than in recent years. We sold our shares of Standard Pacific and Lennar during the period. However, consistent with our strategy, we continued to hold our position in M.D.C. Holdings as we remained confident in the company's long-term fundamentals.

PORTFOLIO BREAKDOWN
Based on Total Net Assets as of 10/31/07

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Real Estate Investment Trusts                                          80.2%
Real Estate Development                                                 4.0%
Hotels, Resorts & Cruise Lines                                          3.2%
Homebuilding                                                            2.0%
Finance, Rental & Leasing                                               0.1%
Short-Term Investments & Other Net Assets                              10.5%

----------------------------------------------------------------------------
Portfolio Breakdown
Based on Total Net Assets as of 10/31/07

Real Estate Investment Trusts                                          80.2%
Real Estate Development                                                 4.0%
Hotels, Resorts & Cruise Lines                                          3.2%
Homebuilding                                                            2.0%
Finance, Rental & Leasing                                               0.1%
Short-Term Investments & Other Net Assets                              10.5%
----------------------------------------------------------------------------


                                                           Semiannual Report | 5

TOP 10 HOLDINGS
10/31/07

--------------------------------------------------------------------------------
COMPANY                                                               % OF TOTAL
SECTOR/INDUSTRY                                                       NET ASSETS
--------------------------------------------------------------------------------
Simon Property Group Inc.                                                  5.2%
   REAL ESTATE INVESTMENT TRUSTS
--------------------------------------------------------------------------------
Public Storage                                                             5.0%
   REAL ESTATE INVESTMENT TRUSTS
--------------------------------------------------------------------------------
Vornado Realty Trust                                                       3.8%
   REAL ESTATE INVESTMENT TRUSTS
--------------------------------------------------------------------------------
ProLogis                                                                   3.7%
   REAL ESTATE INVESTMENT TRUSTS
--------------------------------------------------------------------------------
The Macerich Co.                                                           3.7%
   REAL ESTATE INVESTMENT TRUSTS
--------------------------------------------------------------------------------
iStar Financial Inc.                                                       3.5%
   REAL ESTATE INVESTMENT TRUSTS
--------------------------------------------------------------------------------
Host Hotels & Resorts Inc.                                                 3.2%
   REAL ESTATE INVESTMENT TRUSTS
--------------------------------------------------------------------------------
Equity Residential                                                         3.2%
   REAL ESTATE INVESTMENT TRUSTS
--------------------------------------------------------------------------------
Ventas Inc.                                                                3.0%
   REAL ESTATE INVESTMENT TRUSTS
--------------------------------------------------------------------------------
Digital Realty Trust Inc.                                                  2.8%
   REAL ESTATE INVESTMENT TRUSTS
--------------------------------------------------------------------------------

Thank you for your continued participation in Franklin Real Estate Securities Fund. We look forward to serving your future investment needs.

[PHOTO OMITTED]           /s/ Alex W. Peters

                          Alex W. Peters, CFA
                          Portfolio Manager
                          Franklin Real Estate Securities Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF OCTOBER 31, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


6 | Semiannual Report

Performance Summary as of 10/31/07

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------------------------
CLASS A (SYMBOL: FREEX)                                    CHANGE          10/31/07       4/30/07
--------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                      -$4.73            $21.46        $26.19
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS (5/1/07-10/31/07)
--------------------------------------------------------------------------------------------------
Dividend Income                            $0.2840
--------------------------------------------------------------------------------------------------
CLASS B (SYMBOL: FBREX)                                    CHANGE          10/31/07       4/30/07
--------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                      -$4.66            $21.14        $25.80
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS (5/1/07-10/31/07)
--------------------------------------------------------------------------------------------------
Dividend Income                            $0.1925
--------------------------------------------------------------------------------------------------
CLASS C (SYMBOL: FRRSX)                                    CHANGE          10/31/07       4/30/07
--------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                      -$4.63            $21.03        $25.66
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS (5/1/07-10/31/07)
--------------------------------------------------------------------------------------------------
Dividend Income                            $0.1927
--------------------------------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: FRLAX)                              CHANGE          10/31/07       4/30/07
--------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                      -$4.76            $21.56        $26.32
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS (5/1/07-10/31/07)
--------------------------------------------------------------------------------------------------
Dividend Income                            $0.3148
--------------------------------------------------------------------------------------------------


                                                           Semiannual Report | 7

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; ADVISOR CLASS: NO SALES CHARGES. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

---------------------------------------------------------------------------------------------------------------
CLASS A                                    6-MONTH              1-YEAR            5-YEAR        10-YEAR
---------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                  -17.03%             -12.36%          +115.30%       +144.36%
---------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2              -21.81%             -17.39%           +15.20%         +8.70%
---------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3              $7,819              $8,261           $20,287        $23,027
---------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/07) 4                             -13.36%           +14.07%         +8.28%
---------------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5                  0.98%
---------------------------------------------------------------------------------------------------------------
CLASS B                                    6-MONTH              1-YEAR            5-YEAR    INCEPTION (1/1/99)
---------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                  -17.35%             -12.99%          +107.37%       +162.49%
---------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2              -20.62%             -15.94%           +15.48%        +11.54%
---------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3              $7,938              $8,406           $20,537        $26,249
---------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/07) 4                             -11.81%           +14.34%        +11.62%
---------------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5                  1.72%
---------------------------------------------------------------------------------------------------------------
CLASS C                                    6-MONTH              1-YEAR            5-YEAR        10-YEAR
---------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                  -17.36%             -13.01%          +107.54%       +127.04%
---------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2              -18.18%             -13.75%           +15.72%         +8.55%
---------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3              $8,182              $8,625           $20,754        $22,704
---------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/07) 4                              -9.50%           +14.57%         +8.12%
---------------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5                  1.72%
---------------------------------------------------------------------------------------------------------------
ADVISOR CLASS                              6-MONTH              1-YEAR            5-YEAR        10-YEAR
---------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                  -16.94%             -12.14%          +118.03%       +150.84%
---------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2              -16.94%             -12.14%           +16.87%         +9.63%
---------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3              $8,306              $8,786           $21,803        $25,084
---------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/07) 4                              -7.83%           +15.71%         +9.21%
---------------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5                  0.73%
---------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


8 | Semiannual Report

ENDNOTES

INVESTING IN A NONDIVERSIFIED FUND CONCENTRATING IN REAL ESTATE SECURITIES INVOLVES SPECIAL RISKS SUCH AS DECLINES IN THE VALUE OF REAL ESTATE, AND INCREASED SUSCEPTIBILITY TO ADVERSE ECONOMIC AND REGULATORY DEVELOPMENTS AFFECTING THE SECTOR. THE FUND'S INVESTMENTS IN SMALL- AND MEDIUM-CAPITALIZATION STOCKS CARRY SPECIAL RISKS, SINCE THESE SECURITIES HAVE HISTORICALLY BEEN MORE VOLATILE IN PRICE THAN LARGER-CAPITALIZATION STOCKS, PARTICULARLY OVER THE SHORT TERM. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Prior to 8/3/98, these shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:    Shares are available to certain eligible investors as
                  described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Figures are as stated in the Fund's prospectus current as of the date of this report.


                                                           Semiannual Report | 9

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.
      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


10 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

----------------------------------------------------------------------------------------------------------------
                                               BEGINNING ACCOUNT      ENDING ACCOUNT       EXPENSES PAID DURING
CLASS A                                           VALUE 5/1/07        VALUE 10/31/07     PERIOD* 5/1/07-10/31/07
----------------------------------------------------------------------------------------------------------------
Actual                                               $1,000              $  829.70               $4.65
----------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)             $1,000              $1,020.06               $5.13
----------------------------------------------------------------------------------------------------------------
CLASS B
----------------------------------------------------------------------------------------------------------------
Actual                                               $1,000              $  826.50               $8.08
----------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)             $1,000              $1,016.29               $8.92
----------------------------------------------------------------------------------------------------------------
CLASS C
----------------------------------------------------------------------------------------------------------------
Actual                                               $1,000              $  826.40               $8.08
----------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)             $1,000              $1,016.29               $8.92
----------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
----------------------------------------------------------------------------------------------------------------
Actual                                               $1,000              $  830.60               $3.50
----------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)             $1,000              $1,021.32               $3.86
----------------------------------------------------------------------------------------------------------------

* Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 1.01%; B: 1.76%; C: 1.76%; and Advisor: 0.76%), multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.


                                                          Semiannual Report | 11

Franklin Real Estate Securities Trust

FINANCIAL HIGHLIGHTS

FRANKLIN REAL ESTATE SECURITIES FUND

                                      ---------------------------------------------------------------------------------------
                                      SIX MONTHS ENDED
                                      OCTOBER 31, 2007                             YEAR ENDED APRIL 30,
CLASS A                                 (UNAUDITED)            2007          2006          2005           2004         2003
                                      ---------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding
   throughout the period)

Net asset value, beginning of
   period .........................   $     26.19        $    26.95      $  25.99      $  20.63      $   16.97     $  18.10
                                      ---------------------------------------------------------------------------------------
Income from investment
   operations a:
   Net investment income b ........          0.26              0.44          0.50          0.49           0.55         0.63
   Net realized and unrealized
      gains (losses) ..............         (4.71)             3.60          4.50          6.88           3.74        (1.11)
                                      ---------------------------------------------------------------------------------------
Total from investment operations ..         (4.45)             4.04          5.00          7.37           4.29        (0.48)
                                      ---------------------------------------------------------------------------------------
Less distributions from:
   Net investment income ..........         (0.28)            (0.42)        (0.61)        (0.53)         (0.63)       (0.65)
   Net realized gains .............            --             (4.38)        (3.43)        (1.48)            --           --
                                      ---------------------------------------------------------------------------------------
Total distributions ...............         (0.28)            (4.80)        (4.04)        (2.01)         (0.63)       (0.65)
                                      ---------------------------------------------------------------------------------------
Redemption fees ...................            -- e              -- e          -- e          -- e           --           --
                                      ---------------------------------------------------------------------------------------
Net asset value, end of period ....   $     21.46        $    26.19      $  26.95      $  25.99      $   20.63     $  16.97
                                      =======================================================================================

Total return c ....................        (17.03)%           14.97%        20.00%        36.07%         25.43%       (2.51)%

RATIOS TO AVERAGE NET ASSETS d
Expenses ..........................          1.01% f           0.96% f       0.88% f       0.92% f        1.01%        0.98%
Net investment income .............          2.25%             1.63%         1.84%         2.03%          2.64%        3.76%

SUPPLEMENTAL DATA
Net assets, end of period
   (000's) ........................   $   466,529        $  751,489      $808,892      $671,587      $ 550,176     $423,363
Portfolio turnover rate ...........         16.53%            15.51%        42.09%        36.90%         27.34%       29.76%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e Amount rounds to less than $0.01 per share.

f Benefit of expense reduction rounds to less than 0.01%.


12 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND

                                      ---------------------------------------------------------------------------------------
                                      SIX MONTHS ENDED
                                      OCTOBER 31, 2007                              YEAR ENDED APRIL 30,
CLASS B                                 (UNAUDITED)            2007          2006          2005          2004          2003
                                      ---------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding
   throughout the period)

Net asset value, beginning of
   period .........................   $     25.80        $    26.62      $  25.77      $  20.45      $  16.84      $  17.99
                                      ---------------------------------------------------------------------------------------
Income from investment
   operations a:
   Net investment income b ........          0.17              0.24          0.30          0.31          0.39          0.50
   Net realized and unrealized
      gains (losses) ..............         (4.64)             3.55          4.45          6.83          3.72         (1.10)
                                      ---------------------------------------------------------------------------------------
Total from investment operations ..         (4.47)             3.79          4.75          7.14          4.11         (0.60)
                                      ---------------------------------------------------------------------------------------
Less distributions from:
   Net investment income ..........         (0.19)            (0.23)        (0.47)        (0.34)        (0.50)        (0.55)
   Net realized gains .............            --             (4.38)        (3.43)        (1.48)           --            --
                                      ---------------------------------------------------------------------------------------
Total distributions ...............         (0.19)            (4.61)        (3.90)        (1.82)        (0.50)        (0.55)
                                      ---------------------------------------------------------------------------------------
Redemption fees ...................            -- e              -- e          -- e          -- e          --            --
                                      ---------------------------------------------------------------------------------------
Net asset value, end of period ....   $     21.14        $    25.80      $  26.62      $  25.77      $  20.45      $  16.84
                                      =======================================================================================

Total return c ....................        (17.35)%           14.17%        19.05%        35.12%        24.43%        (3.20)%

RATIOS TO AVERAGE NET ASSETS d
Expenses ..........................          1.76% f           1.70% f       1.63% f       1.66% f       1.76%         1.74%
Net investment income .............          1.50%             0.89%         1.09%         1.29%         1.89%         3.00%

SUPPLEMENTAL DATA
Net assets, end of period
   (000's) ........................   $    34,479        $   57,353      $ 71,458      $ 72,841      $ 56,334      $ 40,703
Portfolio turnover rate ...........         16.53%            15.51%        42.09%        36.90%        27.34%        29.76%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e Amount rounds to less than $0.01 per share.

f Benefit of expense reduction rounds to less than 0.01%.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 13

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND

                                      ---------------------------------------------------------------------------------------
                                      SIX MONTHS ENDED
                                      OCTOBER 31, 2007                             YEAR ENDED APRIL 30,
CLASS C                                 (UNAUDITED)            2007          2006          2005          2004          2003
                                      ---------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding
   throughout the period)

Net asset value, beginning of
   period .........................   $     25.66        $    26.50      $  25.66      $  20.37      $   16.78     $  17.91
                                      ---------------------------------------------------------------------------------------
Income from investment
   operations a:
   Net investment income b ........          0.17              0.24          0.30          0.31           0.39         0.51
   Net realized and unrealized
      gains (losses) ..............         (4.61)             3.53          4.44          6.79           3.70        (1.10)
                                      ---------------------------------------------------------------------------------------
Total from investment operations ..         (4.44)             3.77          4.74          7.10           4.09        (0.59)
                                      ---------------------------------------------------------------------------------------
Less distributions from:
   Net investment income ..........         (0.19)            (0.23)        (0.47)        (0.33)         (0.50)       (0.54)
   Net realized gains .............            --             (4.38)        (3.43)        (1.48)            --           --
                                      ---------------------------------------------------------------------------------------
Total distributions ...............         (0.19)            (4.61)        (3.90)        (1.81)         (0.50)       (0.54)
                                      ---------------------------------------------------------------------------------------
Redemption fees ...................            -- e              -- e          -- e          -- e          --           --
                                      ---------------------------------------------------------------------------------------
Net asset value, end of period ....   $     21.03        $    25.66      $  26.50      $  25.66      $   20.37     $  16.78
                                      =======================================================================================

Total return c ....................        (17.36)%           14.16%        19.10%        35.07%         24.50%       (3.27)%

RATIOS TO AVERAGE NET ASSETS d
Expenses ..........................          1.76% f           1.70% f       1.62% f       1.67% f        1.76%        1.70%
Net investment income .............          1.50%             0.89%         1.10%         1.28%          1.89%        3.04%

SUPPLEMENTAL DATA
Net assets, end of period
   (000's) ........................   $    95,923        $  155,247      $192,172      $189,468      $ 149,656     $114,474
Portfolio turnover rate ...........         16.53%            15.51%        42.09%        36.90%         27.34%       29.76%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e Amount rounds to less than $0.01 per share.

f Benefit of expense reduction rounds to less than 0.01%.


14 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND

                                      ---------------------------------------------------------------------------------------
                                      SIX MONTHS ENDED
                                      OCTOBER 31, 2007                             YEAR ENDED APRIL 30,
ADVISOR CLASS                           (UNAUDITED)            2007          2006          2005          2004          2003
                                      ---------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding
   throughout the period)

Net asset value, beginning of
   period .........................   $     26.32        $    27.06      $  26.06      $  20.68      $  17.02      $  18.14
                                      ---------------------------------------------------------------------------------------
Income from investment
   operations a:
   Net investment income b ........          0.30              0.51          0.58          0.56          0.58          0.67
   Net realized and unrealized
      gains (losses) ..............         (4.75)             3.61          4.52          6.89          3.76         (1.10)
                                      ---------------------------------------------------------------------------------------
Total from investment operations ..         (4.45)             4.12          5.10          7.45          4.34         (0.43)
                                      ---------------------------------------------------------------------------------------
Less distributions from:
   Net investment income ..........         (0.31)            (0.48)        (0.67)        (0.59)        (0.68)        (0.69)
   Net realized gains .............            --             (4.38)        (3.43)        (1.48)           --            --
                                      ---------------------------------------------------------------------------------------
Total distributions ...............         (0.31)            (4.86)        (4.10)        (2.07)        (0.68)        (0.69)
                                      ---------------------------------------------------------------------------------------
Redemption fees ...................            -- e              -- e          -- e          -- e          --            --
                                      ---------------------------------------------------------------------------------------
Net asset value, end of period ....   $     21.56        $    26.32      $  27.06      $  26.06      $  20.68      $  17.02
                                      =======================================================================================

Total return c ....................        (16.94)%           15.29%        20.28%        36.46%        25.68%        (2.27)%

RATIOS TO AVERAGE NET ASSETS d
Expenses ..........................          0.76% f           0.71% f       0.63% f       0.67% f       0.76%         0.73%
Net investment income .............          2.50%             1.88%         2.09%         2.28%         2.89%         4.01%

SUPPLEMENTAL DATA
Net assets, end of period
   (000's) ........................   $     6,658        $   49,723      $ 48,368      $ 39,990      $ 41,101      $ 27,532
Portfolio turnover rate ...........         16.53%            15.51%        42.09%        36.90%        27.34%        29.76%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e Amount rounds to less than $0.01 per share.

f Benefit of expense reduction rounds to less than 0.01%.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 15

Franklin Real Estate Securities Trust

STATEMENT OF INVESTMENTS, OCTOBER 31, 2007 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------
  FRANKLIN REAL ESTATE SECURITIES FUND                                                       SHARES        VALUE
---------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS 89.5%
  FINANCE/RENTAL/LEASING 0.1%
  Centerline Holdings Co. LP ........................................................         51,600   $     712,080
                                                                                                       --------------
  HOMEBUILDING 2.0%
  M.D.C. Holdings Inc. ..............................................................        301,330      12,206,878
                                                                                                       --------------
  HOTELS/RESORTS/CRUISELINES 3.2%
  Starwood Hotels & Resorts Worldwide Inc. ..........................................        140,100       7,966,086
  Wyndham Worldwide Corp. ...........................................................        341,420      11,208,819
                                                                                                       --------------
                                                                                                          19,174,905
                                                                                                       --------------
  REAL ESTATE DEVELOPMENT 4.0%
  Brookfield Properties Corp. (Canada) ..............................................        460,640      11,502,181
  Forest City Enterprises Inc., A ...................................................        226,200      12,875,304
                                                                                                       --------------
                                                                                                          24,377,485
                                                                                                       --------------
  REAL ESTATE INVESTMENT TRUSTS 80.2%
  American Campus Communities Inc. ..................................................        246,800       7,018,992
  AvalonBay Communities Inc. ........................................................        105,000      12,878,250
  BioMed Realty Trust Inc. ..........................................................        450,200      10,755,278
  Boardwalk REIT (Canada) ...........................................................        297,800      13,768,637
  Boston Properties Inc. ............................................................        115,100      12,469,934
  Brandywine Realty Trust ...........................................................        503,000      13,012,610
  Capital Trust Inc., A .............................................................         73,500       2,478,420
  CBL & Associates Properties Inc. ..................................................        174,300       5,771,073
  Corporate Office Properties Trust .................................................        279,200      11,539,336
  Cousins Properties Inc. ...........................................................        132,700       3,820,433
  Digital Realty Trust Inc. .........................................................        382,700      16,834,973
  Entertainment Properties Trust ....................................................        258,600      14,189,382
  Equity Lifestyle Properties Inc. ..................................................        139,200       6,993,408
  Equity Residential ................................................................        462,700      19,331,606
  Extra Space Storage Inc. ..........................................................        862,300      13,555,356
  First Potomac Realty Trust ........................................................        210,200       4,393,180
  HCP Inc. ..........................................................................        334,400      11,382,976
  Host Hotels & Resorts Inc. ........................................................        874,736      19,384,150
  iStar Financial Inc. ..............................................................        694,400      21,186,144
  Kimco Realty Corp. ................................................................        332,600      13,809,552
  Kite Realty Group Trust ...........................................................        385,100       6,978,012
  LaSalle Hotel Properties ..........................................................        290,400      11,999,328
  Liberty Property Trust ............................................................        328,300      12,350,646
  LTC Properties Inc. ...............................................................        136,800       3,466,512
  The Macerich Co. ..................................................................        259,000      22,198,890
  Nationwide Health Properties Inc. .................................................        243,000       7,586,460
  Newcastle Investment Corp. ........................................................        295,600       4,389,660
  Parkway Properties Inc. ...........................................................        149,500       6,428,500
  ProLogis ..........................................................................        312,198      22,397,084
  PS Business Parks Inc. ............................................................        224,600      13,094,180
  Public Storage ....................................................................        371,500      30,080,355
  Ramco-Gershenson Properties Trust .................................................         75,300       2,154,333
  Redwood Trust Inc. ................................................................         70,000       1,844,500
  Regency Centers Corp. .............................................................        193,000      13,795,640


16 | Semiannual Report

Franklin Real Estate Securities Trust

---------------------------------------------------------------------------------------------------------------------
  FRANKLIN REAL ESTATE SECURITIES FUND                                                       SHARES        VALUE
---------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
  Simon Property Group Inc. .........................................................        303,563   $  31,603,944
  SL Green Realty Corp. .............................................................         51,900       6,262,254
  Sun Communities Inc. ..............................................................        116,100       3,541,050
  Tanger Factory Outlet Centers Inc. ................................................        184,600       7,775,352
  Ventas Inc. .......................................................................        425,242      18,238,629
  Vornado Realty Trust ..............................................................        206,200      23,036,664
                                                                                                       --------------
                                                                                                         483,795,683
                                                                                                       --------------
  TOTAL COMMON STOCKS (COST $326,906,292) ...........................................                    540,267,031
                                                                                                       --------------
  SHORT TERM INVESTMENT (COST $98,812,645) 16.4%
  MONEY MARKET FUND 16.4%
a Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.69% ..............     98,812,645      98,812,645
                                                                                                       --------------
  TOTAL INVESTMENTS (COST $425,718,937) 105.9% ......................................                    639,079,676
  OTHER ASSETS, LESS LIABILITIES (5.9)% .............................................                    (35,490,895)
                                                                                                       --------------
  NET ASSETS 100.0% .................................................................                  $ 603,588,781
                                                                                                       ==============

SELECTED PORTFOLIO ABBREVIATIONS

LP   - Limited Partnership
REIT - Real Estate Investment Trust

a See Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 17

Franklin Real Estate Securities Trust

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2007 (unaudited)

                                                                                    -----------------
                                                                                        FRANKLIN
                                                                                      REAL ESTATE
                                                                                       SECURITIES
                                                                                          FUND
                                                                                    -----------------
Assets:
  Investments in securities:
    Cost - Unaffiliated issuers .................................................   $    326,906,292
    Cost - Sweep Money Fund (Note 7) ............................................         98,812,645
                                                                                    -----------------
    Total cost of investments ...................................................   $    425,718,937
                                                                                    =================
    Value - Unaffiliated issuers ................................................   $    540,267,031
    Value - Sweep Money Fund (Note 7) ...........................................         98,812,645
                                                                                    -----------------
    Total value of investments ..................................................        639,079,676
  Foreign currency, at value (cost $7,707) ......................................              8,963
  Receivables:
    Investment securities sold ..................................................          2,313,392
    Capital shares sold .........................................................            183,748
    Dividends ...................................................................            425,991
                                                                                    -----------------
      Total assets ..............................................................        642,011,770
                                                                                    -----------------
Liabilities:
  Payables:
    Investment securities purchased .............................................         29,538,737
    Capital shares redeemed .....................................................          7,714,861
    Affiliates ..................................................................            528,637
  Accrued expenses and other liabilities ........................................            640,754
                                                                                    -----------------
      Total liabilities .........................................................         38,422,989
                                                                                    -----------------
        Net assets, at value ....................................................   $    603,588,781
                                                                                    =================
Net assets consist of:
  Paid-in capital ...............................................................   $    401,922,715
  Undistributed net investment income ...........................................            532,137
  Net unrealized appreciation (depreciation) ....................................        213,361,995
  Accumulated net realized gain (loss) ..........................................        (12,228,066)
                                                                                    -----------------
        Net assets, at value ....................................................   $    603,588,781
                                                                                    =================


18 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Real Estate Securities Trust

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
October 31, 2007 (unaudited)

                                                                                    -----------------
                                                                                        FRANKLIN
                                                                                      REAL ESTATE
                                                                                       SECURITIES
                                                                                          FUND
                                                                                    -----------------
CLASS A:
  Net assets, at value ..........................................................   $    466,528,884
                                                                                    =================
  Shares outstanding ............................................................         21,742,217
                                                                                    =================
  Net asset value per share a ...................................................   $          21.46
                                                                                    =================
  Maximum offering price per share (net asset value per share / 94.25%) .........   $          22.77
                                                                                    =================
CLASS B:
  Net assets, at value ..........................................................   $     34,479,086
                                                                                    =================
  Shares outstanding ............................................................          1,630,737
                                                                                    =================
  Net asset value and maximum offering price per share a ........................   $          21.14
                                                                                    =================
CLASS C:
  Net assets, at value ..........................................................   $     95,922,796
                                                                                    =================
  Shares outstanding ............................................................          4,561,872
                                                                                    =================
  Net asset value and maximum offering price per share a ........................   $          21.03
                                                                                    =================
ADVISOR CLASS:
  Net assets, at value ..........................................................   $      6,658,015
                                                                                    =================
  Shares outstanding ............................................................            308,756
                                                                                    =================
  Net asset value and maximum offering price per share a ........................   $          21.56
                                                                                    =================

a Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 19

Franklin Real Estate Securities Trust

STATEMENT OF OPERATIONS
for the six months ended October 31, 2007 (unaudited)

                                                                                    -----------------
                                                                                        FRANKLIN
                                                                                      REAL ESTATE
                                                                                       SECURITIES
                                                                                          FUND
                                                                                    -----------------
Investment income:
  Dividends:
    Unaffiliated issuers ........................................................   $     11,604,277
    Sweep Money Fund (Note 7) ...................................................          1,413,793
  Interest ......................................................................                868
                                                                                    -----------------
      Total investment income ...................................................         13,018,938
                                                                                    -----------------
Expenses:
  Management fees (Note 3a) .....................................................          1,824,563
  Distribution fees: (Note 3c)
    Class A .....................................................................            735,548
    Class B .....................................................................            221,474
    Class C .....................................................................            602,215
  Transfer agent fees (Note 3e) .................................................            997,458
  Custodian fees (Note 4) .......................................................             10,386
  Reports to shareholders .......................................................             65,294
  Registration and filing fees ..................................................            100,531
  Professional fees .............................................................             18,899
  Trustees' fees and expenses ...................................................             11,713
  Other .........................................................................             15,354
                                                                                    -----------------
      Total expenses ............................................................          4,603,435
      Expense reductions (Note 4) ...............................................             (1,142)
                                                                                    -----------------
        Net expenses ............................................................          4,602,293
                                                                                    -----------------
          Net investment income .................................................          8,416,645
                                                                                    -----------------
Realized and unrealized gains (losses):
  Net realized gain (loss) from:
    Investments .................................................................        (45,521,016)
    Foreign currency transactions ...............................................              2,885
                                                                                    -----------------
          Net realized gain (loss) ..............................................        (45,518,131)
                                                                                    -----------------
  Net change in unrealized appreciation (depreciation) on:
    Investments .................................................................       (124,471,595)
    Translation of assets and liabilities denominated in foreign currencies .....              1,279
                                                                                    -----------------
          Net change in unrealized appreciation (depreciation) ..................       (124,470,316)
                                                                                    -----------------
Net realized and unrealized gain (loss) .........................................       (169,988,447)
                                                                                    -----------------
Net increase (decrease) in net assets resulting from operations .................   $   (161,571,802)
                                                                                    =================


20 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Real Estate Securities Trust

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                      -------------------------------------
                                                                                      FRANKLIN REAL ESTATE SECURITIES FUND
                                                                                      -------------------------------------
                                                                                      SIX MONTHS ENDED
                                                                                      OCTOBER 31, 2007      YEAR ENDED
                                                                                         (UNAUDITED)      APRIL 30, 2007
                                                                                      -------------------------------------
Increase (decrease) in net assets:
  Operations:
    Net investment income ..........................................................  $      8,416,645   $      15,882,312
    Net realized gain (loss) from investments and foreign currency transactions ....       (45,518,131)         75,744,530
    Net change in unrealized appreciation (depreciation) on investments and
     translation of assets and liabilities denominated in foreign currencies .......      (124,470,316)         54,803,451
                                                                                      -------------------------------------
       Net increase (decrease) in net assets resulting from operations .............      (161,571,802)        146,430,293
                                                                                      -------------------------------------
  Distributions to shareholders from:
    Net investment income:
      Class A ......................................................................        (7,121,327)        (12,005,354)
      Class B ......................................................................          (366,374)           (544,827)
      Class C ......................................................................          (996,325)         (1,484,947)
      Advisor Class ................................................................          (654,813)           (821,027)
    Net realized gains:
      Class A ......................................................................                --        (119,536,595)
      Class B ......................................................................                --          (9,443,402)
      Class C ......................................................................                --         (25,356,968)
      Advisor Class ................................................................                --          (7,226,949)
                                                                                      -------------------------------------

  Total distributions to shareholders ..............................................        (9,138,839)       (176,420,069)
                                                                                      -------------------------------------

  Capital share transactions: (Note 2)
    Class A ........................................................................      (158,892,210)        (35,191,568)
    Class B ........................................................................       (13,278,382)        (12,502,167)
    Class C ........................................................................       (33,444,351)        (32,263,255)
    Advisor Class ..................................................................       (33,901,307)          2,857,083
                                                                                      -------------------------------------
  Total capital share transactions .................................................      (239,516,250)        (77,099,907)
                                                                                      -------------------------------------

  Redemption fees ..................................................................             3,283              12,287
                                                                                      -------------------------------------
       Net increase (decrease) in net assets .......................................      (410,223,608)       (107,077,396)
Net assets
  Beginning of period ..............................................................     1,013,812,389       1,120,889,785
                                                                                      -------------------------------------
  End of period ....................................................................  $    603,588,781   $   1,013,812,389
                                                                                      =====================================
Undistributed net investment income included in net assets:
  End of period ....................................................................  $        532,137   $       1,254,331
                                                                                      =====================================


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 21

Franklin Real Estate Securities Trust

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

FRANKLIN REAL ESTATE SECURITIES FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Real Estate Securities Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as a non-diversified, open-end investment company, consisting of one fund, the Franklin Real Estate Securities Fund (Fund). The Fund offers four classes of shares: Class A, Class B, Class C, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.


22 | Semiannual Report

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust's Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate at a future date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.

D. INCOME TAXES

No provision has been made for U.S. income taxes because it is each fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.


                                                          Semiannual Report | 23

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Distributions received by the Fund from certain securities may be a return of capital (ROC). Such distributions reduce the cost basis of the securities, and any distributions in excess of the cost basis are recognized as capital gains.

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

G. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Such fees are retained by the fund and accounted for as an addition to paid-in capital.


24 | Semiannual Report

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

H. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At October 31, 2007, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:

                                          ----------------------------------------------------------------
                                                 SIX MONTHS ENDED                     YEAR ENDED
                                                 OCTOBER 31, 2007                    APRIL 30, 2007
                                          ----------------------------------------------------------------
                                             SHARES          AMOUNT           SHARES           AMOUNT
                                          ----------------------------------------------------------------
CLASS A SHARES:
   Shares sold .......................      1,392,904    $   32,529,696       5,064,113    $  138,119,074
   Shares issued in reinvestment of
      distributions ..................        287,663         6,533,700       4,638,630       122,545,335
   Shares redeemed ...................     (8,637,106)     (197,955,606)    (11,017,963)     (295,855,977)
                                          ----------------------------------------------------------------
   Net increase (decrease) ...........     (6,956,539)   $ (158,892,210)     (1,315,220)   $  (35,191,568)
                                          ================================================================
CLASS B SHARES:
   Shares sold .......................         13,364    $      306,058          48,938    $    1,322,006
   Shares issued in reinvestment of
      distributions ..................         14,543           324,172         343,238         8,939,653
   Shares redeemed ...................       (620,291)      (13,908,612)       (852,984)      (22,763,826)
                                          ----------------------------------------------------------------
   Net increase (decrease) ...........       (592,384)   $  (13,278,382)       (460,808)   $  (12,502,167)
                                          ================================================================
CLASS C SHARES:
   Shares sold .......................        167,990    $    3,850,040         619,910    $   16,442,775
   Shares issued in reinvestment of
      distributions ..................         39,307           871,548         934,950        24,219,969
   Shares redeemed ...................     (1,696,055)      (38,165,939)     (2,755,307)      (72,925,999)
                                          ----------------------------------------------------------------
   Net increase (decrease) ...........     (1,488,758)   $  (33,444,351)     (1,200,447)   $  (32,263,255)
                                          ================================================================
ADVISOR CLASS SHARES:
   Shares sold .......................        481,981    $   10,814,663         103,854    $    2,938,791
   Shares issued in reinvestment of
      distributions ..................         28,291           638,840         292,559         7,766,999
   Shares redeemed ...................     (2,090,734)      (45,354,810)       (294,458)       (7,848,707)
                                          ----------------------------------------------------------------
   Net increase (decrease) ...........     (1,580,462)   $  (33,901,307)        101,955    $    2,857,083
                                          ================================================================


                                                          Semiannual Report | 25

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

-------------------------------------------------------------------------------------------------
SUBSIDIARY                                                            AFFILIATION
-------------------------------------------------------------------------------------------------
Franklin Advisers, Inc. (Advisers)                                    Investment manager
Franklin Templeton Services, LLC (FT Services)                        Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)                  Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)         Transfer agent

A. MANAGEMENT FEES

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE        AVERAGE NET ASSETS
--------------------------------------------------------------------------------
      0.625%               Up to and including $100 million
      0.500%               Over $100 million, up to and including $250 million
      0.450%               Over $250 million, up to and including $10 billion
      0.440%               Over $10 billion, up to and including $12.5 billion
      0.420%               Over $12.5 billion, up to and including $15 billion
      0.400%               In excess of $15 billion

B. ADMINISTRATIVE FEES

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

C. DISTRIBUTION FEES

The Fund's Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Fund's Class B and C compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class.


26 | Semiannual Report

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

C. DISTRIBUTION FEES (CONTINUED)

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A ...............................................................   0.25%
Class B ...............................................................   1.00%
Class C ...............................................................   1.00%

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:

Sales charges retained net of commissions paid to
   unaffiliated broker/dealers ...................................   $  79,628
Contingent deferred sales charges retained .......................   $  65,207

E. TRANSFER AGENT FEES

For the period ended October 31, 2007, the Fund paid transfer agent fees of $997,458, of which $490,498 was retained by Investor Services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended October 31, 2007, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

For tax purposes, realized currency losses, occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At April 30, 2007, the Fund deferred realized currency losses of $48,152.

At October 31, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments .............................   $   425,718,937
                                                    ================

Unrealized appreciation .........................   $   224,718,636
Unrealized depreciation .........................       (11,357,897)
                                                    ----------------
Net unrealized appreciation (depreciation) ......   $   213,360,739
                                                    ================


                                                          Semiannual Report | 27

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND

5. INCOME TAXES (CONTINUED)

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions and pass-through entity income.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and pass-through entity income.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended October 31, 2007, aggregated $121,942,784 and $393,451,155, respectively.

7. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. REGULATORY AND LITIGATION MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares ("marketing support"), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators and governmental entities. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.

On June 6, 2007, the SEC posted for public comment the proposed plan of distribution for the market timing settlement. Once the SEC approves the final plan of distribution, disbursements of settlement monies will be made promptly to individuals who were shareholders of the designated funds during the relevant period, in accordance with the terms and conditions of the settlement and plan.


28 | Semiannual Report

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND

8. REGULATORY AND LITIGATION MATTERS (CONTINUED)

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above.

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Fund, it is committed to making the Fund or its shareholders whole, as appropriate.

9. NEW ACCOUNTING PRONOUNCEMENTS

The Fund adopted Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an Interpretation of FASB Statement No. 109" (FIN 48), on October 31, 2007. FIN 48 clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. The Fund has reviewed the tax positions for open tax years (tax years ended April 30, 2005 - 2007) and has determined that the implementation of FIN 48 did not have a material impact on the Fund's financial statements.

In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.


                                                          Semiannual Report | 29

Franklin Real Estate Securities Trust

SHAREHOLDER INFORMATION

FRANKLIN REAL ESTATE SECURITIES FUND

PROXY VOTING POLICIES AND PROCEDURES

The Trust has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


30 | Semiannual Report

                      This page intentionally left blank.

                      This page intentionally left blank.

Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON FUNDS

INTERNATIONAL

Mutual European Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Emerging Markets Small Cap Fund
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund 1

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund 1
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small Cap Growth Fund II 2
Franklin Small-Mid Cap Growth Fund

VALUE

Franklin Balance Sheet Investment Fund 1
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 1
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND

Franklin Balanced Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Global Real Estate Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio(R)  Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

INCOME

Franklin Adjustable U.S. Government
  Securities Fund 4
Franklin Floating Rate Daily Access Fund
Franklin High Income Fund 5
Franklin Income Fund
Franklin Limited Maturity
  U.S. Government Securities Fund 4
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 4
Templeton Global Bond Fund
Templeton Income Fund

TAX-FREE INCOME 6

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 7

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC

Alabama
Arizona
California 8
Colorado
Connecticut
Florida 8
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 7
Michigan 7
Minnesota 7
Missouri
New Jersey
New York 8
North Carolina
Ohio 7
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance
  Products Trust 9

1. The fund is open only to existing shareholders and select retirement plans.

2. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

3. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

4. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

5. Effective 10/1/06, Franklin's AGE High Income Fund changed its name to Franklin High Income Fund. The fund's investment goal and strategy remained the same.

6. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

7. The fund invests primarily in insured municipal securities.

8. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

9. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.


05/07                                          Not part of the semiannual report

     [LOGO](R)
FRANKLIN TEMPLETON              One Franklin Parkway
    INVESTMENTS                 San Mateo, CA 94403-1906

o     WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?

      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN REAL ESTATE
SECURITIES FUND

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

192 S2007 12/07

      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. N/A

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A


      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 11. CONTROLS AND PROCEDURES.
(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

      ITEM 12. EXHIBITS.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN REAL ESTATE SECURITIES TRUST

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date   December 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date   December 27, 2007


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date   December 27, 2007